Financial Instruments - Summary of Net Effect of Expired contracts that did not Meet Hedging Criteria for Accounting Purposes (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments	$ (314)	$ (16)	$ 246	$ 51
Currency swap contract [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments	$ (186)		(104)	$ (129)
Embedded derivatives [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments			$ 1